SCHEDULE OF NON CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
20% Cash Payment Notes	$ 2,995,137	$ 2,607,636	$ 2,909,119
PPP Loans Payable		471,300
Other Non-Convertible Notes	2,293,963	2,239,019
Less current portion	(5,289,100)	(4,846,655)	(2,909,119)
Long term portion		471,300	1,283,624
PPP Loans Payable	$ 471,300	$ 471,300	$ 1,283,624